Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 222
Expense Example, No Redemption, 3 Years	685
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	$ 2,524